Due From/(To) Related Parties (Details) - USD ($)		12 Months Ended
	Jan. 24, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Due From/(To) Related Parties (Details) [Line Items]
Right to collect subscription proceeds		$ 63,000	$ 0	$ 0
Settled payable amount of related party
Ms Jianping Niu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Right to collect subscription proceeds	$ 30
Ms Jianping Niu [Member] | Common Class B [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares	300,000
Mr Huabei Zhu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Right to collect subscription proceeds	$ 28
Mr Huabei Zhu [Member] | Common Class B [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares	280,000
Ms. Jianping Niu and Mr. Huabei Zhu [Member] | Common Class B [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares	580,000
Share price	$ 0.0001